CONVERTIBLE DEBENTURES - Liability component and the equity components of the First Private Placement and Second Private Placement (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025	Jan. 24, 2025	Jan. 21, 2025	Jan. 16, 2025
CREDIT FACILITIES
Principal amount	$ 57,200,000
Exercise price of warrants	$ 12.22	$ 22.14
Private Placement
CREDIT FACILITIES
Principal amount	$ 30,000,000
Warrants	11,535,000
Proportionate allocation at closing
Liability component	$ 19,782,345
Deferred tax liability	3,012,047
Equity component, warrants	7,205,608
Equity component, conversion feature(4)	0
Total proportionate allocation at closing	$ 30,000,000
First Private Placement
CREDIT FACILITIES
Principal amount					$ 27,500,000
Interest rate					2.50%
Market rate, unsecured debt(1)					11.48%
Conversion price of debenture					$ 20
Warrants					11,000,000
Exercise price of warrants					$ 20
Underlying price, common shares					$ 37.28
Risk free rate(2)					3.05%
Volatility					134.16%
Proportionate allocation at closing
Liability component					$ 18,134,195
Deferred tax liability					2,760,664
Equity component, warrants					6,605,141
Equity component, conversion feature(4)					0
Total proportionate allocation at closing					$ 27,500,000
Second Private Placement
CREDIT FACILITIES
Principal amount			$ 2,500,000	$ 2,500,000
Interest rate			2.50%	2.50%
Market rate, unsecured debt(1)				11.30%
Conversion price of debenture			$ 37.28	$ 37.28
Warrants				535,000
Exercise price of warrants			$ 37.28	$ 37.28
Underlying price, common shares				$ 47.2
Risk free rate(2)				3.05%
Volatility				134.24%
Proportionate allocation at closing
Liability component				$ 1,648,150
Deferred tax liability				251,383
Equity component, warrants				600,467
Equity component, conversion feature(4)				0
Total proportionate allocation at closing				$ 2,500,000